Summary of Significant Accounting Policies (Details Narrative)	4 Months Ended
Sep. 30, 2018 Integar
Short-term investments original maturity	3 months
Minimum [Member]
Finite-lived intangible asset, useful life	5 years
Maximum [Member]
Finite-lived intangible asset, useful life	9 years
Operating segments	2
Reportable segments	2